ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Purchases of materials	¥ 315		¥ 4,767
Prepayments for advertisement	3,141		3,083
Prepayments for transportation fee	2		2
Prepayments for operating lease	0		204
Prepayments for testing fee	475		289
Utility deposit	86		476
Deposits for research and development fee	830		865
Prepayments for professional fee	328		0
Others	2,186		798
Advances to suppliers	¥ 7,363	$ 1,103	¥ 10,484